Stockholders' Equity (Details) $ / shares in Units, $ in Thousands						1 Months Ended			3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2021 shares	Dec. 21, 2021 shares	Dec. 10, 2021 shares	Mar. 16, 2021 shares	Feb. 12, 2021 shares	Jul. 31, 2022 USD ($) shares	Jun. 30, 2022 USD ($) $ / shares shares	Oct. 31, 2020 USD ($) shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) director $ / shares shares	Jun. 30, 2021 USD ($) director	Dec. 31, 2021 shares
Stock Based Compensation
Dividend declared per share | $ / shares							$ 0.75		$ 0.75	$ 0.75
Dividends, common stock in cash | $										$ 31,100
Common shares issued										56
Shares repurchased						231,300	177,900	4,339,271
Value of shares repurchased | $						$ 13,900	$ 11,200	$ 31,100	$ 11,208
Number of shares remain unsettled							77,600
Value of shares remain unsettled | $							$ 4,900
Number of directors who elected to receive their compensation in shares | director										0	0
Maximum number of shares that may be granted							1,000,000		1,000,000	1,000,000
General and Administrative Expense
Stock Based Compensation
Expenses representing fair value of the stock granted recognized in General and Administrative Expenses | $										$ 200	$ 5,500
Maximum
Stock Based Compensation
Shares repurchase program authorized amount | $							$ 100,000		$ 100,000	$ 100,000
RBS
Stock Based Compensation
Shares repurchased								2,517,013
Sphinx Investment Corp
Stock Based Compensation
Shares repurchased								1,822,258
Restricted stock
Stock Based Compensation
Shares granted		10,000	110,000
Restricted shares
Stock Based Compensation
Shares issued and outstanding	19,300						19,076		19,076	19,076		19,300
Executive officers | Restricted stock
Stock Based Compensation
Shares granted					110,000
Manager's employees | Restricted shares
Stock Based Compensation
Forfeiture of shares										224
Manager's employees | Vesting on December 31, 2021
Stock Based Compensation
Shares vested				10,000
Number of cancelled shares												1,050
Manager's employees | Vesting on December 31, 2021 | Restricted stock
Stock Based Compensation
Shares granted				40,000
Manager's employees | Vesting on December 31, 2022 | Restricted shares
Stock Based Compensation
Shares vested	9,650									19,076